BORROWINGS (Details - Non-recourse borrowings - Change in the unamortized financing fees of corporate borrowings) - Non Recourse Borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detailed Information About Borrowings
Unamortized financing fees, beginning of year	$ 72	$ 74	$ 54
Additional financing fees	21	16	41
Amortization of financing fees	(12)	(14)	(17)
Foreign exchange translation and other	(5)	(4)	(4)
Unamortized financing fees, end of year	$ 76	$ 72	$ 74